Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 2,332,629	₩ 1,905,517
Investments in joint ventures, carrying amount	9,198	9,495
Investments in associates and joint ventures	₩ 2,341,827	₩ 1,915,012	₩ 1,889,289
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 975,443	₩ 896,990
Investments in associates and joint ventures	₩ 975,443	₩ 896,990	879,527
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Investments in associates, carrying amount	₩ 363,138	₩ 336,404
Investments in associates and joint ventures	₩ 363,138	₩ 336,404	324,860
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 26,031	₩ 22,285
Investments in associates and joint ventures	₩ 26,031	₩ 22,285	20,839
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 34,516	₩ 70,409
Investments in associates and joint ventures	₩ 34,516	₩ 70,409	69,375
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 17,273	₩ 14,872
Investments in associates and joint ventures	₩ 17,273	₩ 14,872	14,296
SK Latin America Investment S.A. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Spain
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 1,357	₩ 14,607
Investments in associates and joint ventures	₩ 1,357	₩ 14,607	11,961
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%	20.00%
Investments in associates, carrying amount	₩ 391,572	₩ 355,282
Citadel Pacific Telecom Holdings, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 51,780	₩ 45,901
Investments in associates and joint ventures	₩ 51,780	₩ 45,901	48,542
SM Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	22.80%	22.80%
Investments in associates, carrying amount	₩ 39,567	₩ 41,578
Investments in associates and joint ventures	₩ 39,567	₩ 41,578	59,611
Nam Incheon Broadcasting Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 15,635	₩ 14,344
Investments in associates and joint ventures	₩ 15,635	₩ 14,344	13,575
Home Choice Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	17.80%	17.80%
Investments in associates, carrying amount	₩ 3,238	₩ 3,215
Investments in associates and joint ventures	₩ 3,238	₩ 3,215	4,456
Konan Technology Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.60%	20.70%
Investments in associates, carrying amount	₩ 3,575	₩ 6,349
Investments in associates and joint ventures	₩ 3,575	₩ 6,349	8,366
CMES Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	6.60%	7.70%
Investments in associates, carrying amount	₩ 4,772	₩ 900
Investments in associates and joint ventures	₩ 4,772	₩ 900	900
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Japan
Associates, Ownership (%)	24.90%	33.00%
Investments in associates, carrying amount	₩ 3,703	₩ 1,239
Investments in associates and joint ventures	₩ 3,703	1,239
Rebellions Inc. (Formerly, SAPEON Korea Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	26.10%
Investments in associates, carrying amount	₩ 298,327	0
Investments in associates and joint ventures	298,327
Start-up Win-Win Fund and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	102,702	81,142
Investments in associates and joint ventures	₩ 102,702	₩ 81,142
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	48.20%	48.20%
Investments in joint ventures, carrying amount	₩ 9,198	₩ 9,495
Investments in associates and joint ventures	₩ 9,198	₩ 9,495	₩ 5,710